Financial Instruments and Risk Management (Gold Option Contracts) (Details) $ in Millions		12 Months Ended
	Jan. 07, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / oz oz	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value of derivatives	$ 3.9
Unrealized gains		$ 0.6	$ 0.4
Gold Options [Member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value		0.7	0.1
Gains (losses) on change in fair value of derivatives		(5.9)	(3.9)
Unrealized gains		$ 6.5	$ 0.6
Gold Options [Member] | 2018 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Ounces subject to contract | oz		70,050
Purchase Put Options [Member] | Gold Options [Member] | 2018 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz		1,420
Sold Call Option [Member] | Gold Options [Member] | 2018 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz		1,658